Translation differences, fair value and other reserves (Tables)	12 Months Ended
Dec. 31, 2018
Translation differences, fair value and other reserves
Schedule of translation differences, fair value and other reserves

	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve
As of January 1, 2016	292	(172)	(2)	–	378
Foreign exchange translation differences	265	–	–	–	–
Net investment hedging losses	(83)	–	–	–	–
Remeasurements of defined benefit plans	–	343	–	–	–
Net fair value losses	–	–	(13)	–	(10)
Transfer to income statement	(14)	–	25	–	(63)
Acquisition on non-controlling interest	(15)	(2)	–	–	–
Movement attributable to non-controlling interests	38	4	–	–	–
As of December 31, 2016	483	173	10	–	305
Foreign exchange translation differences	(1 830)	–	–	–	–
Net investment hedging gains	352	–	–	–	–
Remeasurements of defined benefit plans	–	662	–	–	–
Net fair value gains	–	–	103	–	18
Transfer to income statement	12	–	(75)	–	(104)
Other increase/(decrease)	1	3	(1)	–	–
Movement attributable to non-controlling interests	50	–	–	–	–
As of December 31, 2017	(932)	838	37	–	219
Adoption of IFRS 9	–	–	–	(10)	(242)
As of January 1, 2018	(932)	838	37	(10)	(23)
Foreign exchange translation differences	444	–	–	–	–
Net investment hedging losses	(66)	–	–	3	–
Remeasurements of defined benefit plans	–	293	–	–	–
Net fair value losses	–	–	(28)	(8)	(116)
Transfer to income statement	(37)	–	(30)	23	78
Other (decrease)/increase	(1)	6	–	–	–
As of December 31, 2018	(592)	1 137	(21)	8	(61)